Loan Commitments and Other Related Activities	12 Months Ended
Dec. 31, 2011
Loan Commitments and Other Related Activities [Abstract]
LOAN COMMITMENTS AND OTHER RELATED ACTIVITIES

NOTE 16 - LOAN COMMITMENTS AND OTHER RELATED ACTIVITIES

Off-balance-sheet risk

Some financial instruments, such as loan commitments, credit lines, letters of credit, and overdraft protection, are issued to meet customer financing needs. These are agreements to provide credit or to support the credit of others, as long as conditions established in the contract are met, and usually have expiration dates. Commitments may expire without being used. Off-balance-sheet risk to credit loss exists up to the face amount of these instruments, although material losses are not anticipated. The same credit policies are used to make such commitments as are used for loans, including obtaining collateral at exercise of the commitment.

The contractual amount of financial instruments with off-balance-sheet risk was as follows at year-end:

(000s omitted)	2011	2010

Commitments to make loans (at market rates)	$5,725	$8,403
Unused lines of credit and letters of credit	28,420	29,746

Commitments to make loans are generally made for periods of 90 days or less. At December 31, 2011, loan commitments and unused line of credit had interest rates ranging from 2.75% to 7.75% and maturities ranging from 1 month to 30 years.